Related party transactions - Summary of Remuneration Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Executive Directors [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	€ 1.9	€ 1.8	€ 1.3
Executive Directors [Member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	5.4	5.0	0.9
Executive board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	0.0	0.0	4.3
Key management [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	32.3	31.9	27.9
Fixed compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	11.2	13.7	13.8
Cash based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	8.7	6.9	4.6
Share based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	9.0	7.4	5.0
Pension contributions [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	1.5	2.6	3.1
Other benefits [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	€ 1.9	€ 1.3	€ 1.3

[1]	Key Management is inclusive of Non-Executive Directors, Executive Director (also reported separately above) and Executive Committee Members.